Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 19,848.9		$ 25,559.8
Property, Plant and Equipment, Transmission		16,658.7		14,247.9
Property, Plant and Equipment, Distribution		18,900.8		18,046.9
Property, Plant and Equipment, Other		3,444.3		3,722.9
Property, Plant and Equipment, Construction Work in Progress		3,183.9		3,903.9
Accumulated Depreciation		16,397.3		19,348.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		45,639.3	[1]	46,133.2
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3],[4],[5]	1,916.3		2,019.6
Accretion Expense		91.3		101.4
Liabilities Incurred		0.8		58.0
Liabilities Settled		(139.9)	[6]	(147.2)	[7]
Revisions in Cash Flow Estimates		66.4		(115.5)	[8]
Ending Balance	[2],[3],[4],[5]	1,934.9		1,916.3		$ 2,019.6
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		113.2		131.9		102.9
Allowance for Borrowed Funds Used During Construction		51.7		61.3		44.5
Jointly-owned Electric Facilities
Utility Plant in Service		3,458.2		4,917.3
Construction Work in Progress		18.8		239.6
Accumulated Depreciation		1,110.1		1,773.0
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		6,332.8		6,200.8
Property, Plant and Equipment, Transmission		2,796.9		2,408.1
Property, Plant and Equipment, Distribution		3,569.1		3,402.5
Property, Plant and Equipment, Other		373.5		345.5
Property, Plant and Equipment, Construction Work in Progress		390.3		475.1
Accumulated Depreciation		3,636.8		3,407.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9,825.8		9,424.4
Asset Retirement Obligations (ARO)
Beginning Balance	[3],[4]	140.2		148.4
Accretion Expense		7.6		8.3
Liabilities Incurred		0.0		0.0
Liabilities Settled		(35.3)		(34.0)
Revisions in Cash Flow Estimates		14.6		17.5
Ending Balance	[3],[4]	127.1		140.2		148.4
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		11.7		13.8		7.1
Allowance for Borrowed Funds Used During Construction		$ 6.3		$ 6.9		$ 3.8
Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		121 years		121 years		121 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		68 years		68 years		87 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		57 years		57 years		57 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		55 years		55 years		55 years
Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		35 years		40 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		15 years		15 years		15 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		10 years		10 years		13 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		24 years
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 4,056.1		$ 3,841.7
Property, Plant and Equipment, Transmission		1,472.8		1,406.9
Property, Plant and Equipment, Distribution		1,899.3		1,790.8
Property, Plant and Equipment, Other		550.2		662.3
Property, Plant and Equipment, Construction Work in Progress		654.2		519.8
Accumulated Depreciation		3,005.1		3,018.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,627.5		5,203.5
Asset Retirement Obligations (ARO)
Beginning Balance	[3],[4],[5]	1,253.8		1,342.5
Accretion Expense		55.6		64.3
Liabilities Incurred		0.0		0.0
Liabilities Settled		(62.6)	[6]	(5.7)
Revisions in Cash Flow Estimates		11.3		(147.3)
Ending Balance	[3],[4],[5]	1,258.1		1,253.8		$ 1,342.5
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		15.3		11.6		18.9
Allowance for Borrowed Funds Used During Construction		7.2		5.0		$ 8.0
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant		1,240.0		1,180.0
Fair Value of Legally Restricted Assets		$ 1,950.0		$ 1,800.0
Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		132 years		132 years		132 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		75 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		45 years		45 years		45 years
Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		59 years		59 years		59 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		50 years		50 years		50 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		10 years		10 years		15 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		14 years
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission		$ 2,319.2		$ 2,235.6
Property, Plant and Equipment, Distribution		4,457.2		4,287.7
Property, Plant and Equipment, Other		443.7		408.2
Property, Plant and Equipment, Construction Work in Progress		221.5		171.9
Accumulated Depreciation		2,116.0		2,048.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,325.6		5,054.7
Asset Retirement Obligations (ARO)
Beginning Balance	[3]	1.4		1.4
Accretion Expense		0.1		0.0
Liabilities Incurred		0.2		0.0
Liabilities Settled		0.0		0.0
Revisions in Cash Flow Estimates		0.0		0.0
Ending Balance	[3]	1.7		1.4		$ 1.4
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		6.0		8.8		6.9
Allowance for Borrowed Funds Used During Construction		$ 3.3		$ 4.8		$ 4.4
Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		60 years		60 years		60 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		57 years		57 years		57 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		50 years		50 years		50 years
Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		39 years		39 years		39 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		7 years		7 years		7 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		7 years
Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 1,559.3		$ 1,302.6
Property, Plant and Equipment, Transmission		832.8		815.4
Property, Plant and Equipment, Distribution		2,322.4		2,206.7
Property, Plant and Equipment, Other		233.2		405.7
Property, Plant and Equipment, Construction Work in Progress		148.2		315.3
Accumulated Depreciation		1,272.7		1,352.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,823.2		3,693.2
Asset Retirement Obligations (ARO)
Beginning Balance	[3],[4]	47.8		38.1
Accretion Expense		3.0		2.6
Liabilities Incurred		0.1		5.6
Liabilities Settled		(1.0)		(0.4)
Revisions in Cash Flow Estimates		3.5		1.9
Ending Balance	[3],[4]	53.4		47.8		$ 38.1
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		6.2		8.8		3.1
Allowance for Borrowed Funds Used During Construction		$ 3.4		$ 5.0		$ 1.8
Public Service Co Of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		85 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		100 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		156 years		65 years		65 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		84 years		40 years		40 years
Public Service Co Of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		35 years		35 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		45 years		40 years		40 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		27 years		7 years		30 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		5 years
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 4,607.6		$ 3,943.5
Property, Plant and Equipment, Transmission		1,584.2		1,387.8
Property, Plant and Equipment, Distribution		2,020.6		1,957.3
Property, Plant and Equipment, Other		670.4		883.5
Property, Plant and Equipment, Construction Work in Progress		113.8		751.3
Accumulated Depreciation		2,567.1		2,602.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,429.5		6,321.1
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3],[4]	125.4		94.4
Accretion Expense		7.0		5.9
Liabilities Incurred		0.2		17.1
Liabilities Settled		(8.3)		(5.0)
Revisions in Cash Flow Estimates		32.2		13.0
Ending Balance	[2],[3],[4]	156.5		125.4		$ 94.4
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		11.0		26.4		11.9
Allowance for Borrowed Funds Used During Construction		6.9		14.8		$ 6.9
Jointly-owned Electric Facilities
Utility Plant in Service		2,940.9		2,684.9
Construction Work in Progress		14.6		210.3
Accumulated Depreciation		$ 819.0		$ 769.1
Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		65 years		65 years		65 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		51 years		51 years		51 years
Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		40 years		40 years		40 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		50 years		50 years		50 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		25 years		25 years		25 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		7 years
AEP Texas North Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		54.70%
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[9],[10]	43.50%		43.50%
Utility Plant in Service	[9],[10]	$ 0.1		$ 337.4
Construction Work in Progress	[9],[10]	1.3		2.4
Accumulated Depreciation	[9],[10]	$ 0.0		$ 76.1
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[11]	26.00%		26.00%
Utility Plant in Service	[11]	$ 0.0		$ 565.5
Construction Work in Progress	[11]	0.8		12.9
Accumulated Depreciation	[11]	$ 0.0		$ 221.8
Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[9],[12]	25.40%		25.40%
Utility Plant in Service	[9],[12]	$ 0.0		$ 815.5
Construction Work in Progress	[9],[12]	0.3		6.4
Accumulated Depreciation	[9],[12]	$ 0.0		$ 421.7
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[13]	40.20%		40.20%
Utility Plant in Service	[13]	$ 334.8		$ 332.4
Construction Work in Progress	[13]	5.0		3.9
Accumulated Depreciation	[13]	$ 207.5		$ 205.9
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[13]	40.20%		40.20%
Utility Plant in Service	[13]	$ 334.8		$ 332.4
Construction Work in Progress	[13]	5.0		3.9
Accumulated Depreciation	[13]	$ 207.5		$ 205.9
Flint Creek Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[14]	50.00%		50.00%
Utility Plant in Service	[14]	$ 362.4		$ 131.4
Construction Work in Progress	[14]	3.7		195.0
Accumulated Depreciation	[14]	$ 73.5		$ 70.0
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[14]	50.00%		50.00%
Utility Plant in Service	[14]	$ 362.4		$ 131.4
Construction Work in Progress	[14]	3.7		195.0
Accumulated Depreciation	[14]	$ 73.5		$ 70.0
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[14]	85.90%		85.90%
Utility Plant in Service	[14]	$ 586.4		$ 572.1
Construction Work in Progress	[14]	5.7		5.9
Accumulated Depreciation	[14]	$ 399.5		$ 389.1
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[14]	85.90%		85.90%
Utility Plant in Service	[14]	$ 586.4		$ 572.1
Construction Work in Progress	[14]	5.7		5.9
Accumulated Depreciation	[14]	$ 399.5		$ 389.1
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[15]	70.30%		70.30%
Utility Plant in Service	[15]	$ 454.8		$ 445.5
Construction Work in Progress	[15]	1.3		7.2
Accumulated Depreciation	[15]	$ 246.0		$ 236.2
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[15]	15.60%		15.60%
Utility Plant in Service	[15]	$ 105.2		$ 103.0
Construction Work in Progress	[15]	0.5		1.8
Accumulated Depreciation	[15]	$ 59.4		$ 58.2
Turk Generating Plant [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[14]	73.30%		73.33%
Utility Plant in Service	[14]	$ 1,657.3		$ 1,649.0
Construction Work in Progress	[14]	0.2		5.5
Accumulated Depreciation	[14]	$ 138.5		$ 104.1
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[14]	73.30%		73.33%
Utility Plant in Service	[14]	$ 1,657.3		$ 1,649.0
Construction Work in Progress	[14]	0.2		5.5
Accumulated Depreciation	[14]	$ 138.5		$ 104.1
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[16]
Utility Plant in Service		$ 62.4		$ 68.5
Construction Work in Progress		0.5		0.4
Accumulated Depreciation		$ 45.1		$ 48.1
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[17],[18],[19]	50.00%		50.00%
Utility Plant in Service	[17],[18],[19]	$ 936.1		$ 926.7
Construction Work in Progress	[17],[18],[19]	125.8		58.5
Accumulated Depreciation	[17],[18],[19]	$ 535.1		512.4
Rockport Generating Plant (Unit No. 1) [Member] | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		50.00%
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	[20]	$ 19,703.9		19,082.8
Property, Plant and Equipment, Transmission		16,658.6		14,219.0
Property, Plant and Equipment, Distribution		18,898.2		18,046.9
Property, Plant and Equipment, Other		2,902.0		3,066.7
Property, Plant and Equipment, Construction Work in Progress	[20]	3,072.2		3,774.4
Accumulated Depreciation		16,101.5		16,076.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 45,133.4		$ 42,112.9
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		132 years		132 years		132 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		100 years		81 years		87 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		156 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		84 years		75 years		75 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		35 years		31 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		15 years		15 years		15 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		7 years		7 years		7 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		5 years		5 years		5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		4.00%		3.10%		3.50%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.10%		0.40%		1.70%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.70%		2.70%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.50%		1.40%		1.40%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.70%		3.70%		3.70%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.60%		2.50%		2.40%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		8.60%		11.80%		8.60%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.10%		2.90%		2.10%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 6,332.8		$ 6,200.8
Property, Plant and Equipment, Transmission		2,796.9		2,408.1
Property, Plant and Equipment, Distribution		3,569.1		3,402.5
Property, Plant and Equipment, Other		345.1		310.1
Property, Plant and Equipment, Construction Work in Progress		390.3		475.1
Accumulated Depreciation		3,631.5		3,395.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 9,802.7		$ 9,401.1
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.10%		3.10%		3.10%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.50%		1.60%		1.70%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.70%		3.60%		3.50%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		6.00%		8.30%		6.90%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 4,056.1		$ 3,841.7
Property, Plant and Equipment, Transmission		1,472.8		1,406.9
Property, Plant and Equipment, Distribution		1,899.3		1,790.8
Property, Plant and Equipment, Other		507.7		511.6
Property, Plant and Equipment, Construction Work in Progress		654.2		519.8
Accumulated Depreciation		2,989.9		2,908.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 5,600.2		$ 5,162.5
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.40%		2.50%		2.00%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.70%		1.70%		1.70%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.80%		2.80%		2.80%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		8.60%		11.80%		6.10%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission		2,319.2		2,235.6
Property, Plant and Equipment, Distribution		4,457.2		4,287.7
Property, Plant and Equipment, Other		433.4		397.8
Property, Plant and Equipment, Construction Work in Progress		221.5		171.9
Accumulated Depreciation		2,115.1		2,047.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 5,316.2		$ 5,045.1
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.80%		2.80%		2.70%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		5.90%		7.20%		7.00%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 1,559.3		$ 1,302.6
Property, Plant and Equipment, Transmission		832.8		815.4
Property, Plant and Equipment, Distribution		2,322.4		2,206.7
Property, Plant and Equipment, Other		227.3		400.5
Property, Plant and Equipment, Construction Work in Progress		148.2		315.3
Accumulated Depreciation		1,272.7		1,352.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 3,817.3		$ 3,688.0
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.40%		1.70%		1.70%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.20%		1.90%		1.90%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.50%		2.40%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		6.40%		4.60%		4.10%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	[20]	$ 4,607.6		$ 3,943.5
Property, Plant and Equipment, Transmission		1,584.2		1,387.8
Property, Plant and Equipment, Distribution		2,020.6		1,957.3
Property, Plant and Equipment, Other		399.3		582.2
Property, Plant and Equipment, Construction Work in Progress	[20]	113.7		744.7
Accumulated Depreciation		2,411.5		2,445.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 6,313.9		$ 6,170.5
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.10%		2.20%		2.20%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.20%		2.30%		2.20%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.60%		2.60%		2.70%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		6.80%		5.50%		4.80%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 505.9		$ 4,020.3
Unregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		66 years		66 years		66 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		55 years		55 years		55 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		50 years		0 years		0 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	[21]	50 years		50 years		50 years
Unregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		40 years		35 years		35 years
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life		43 years		43 years		43 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life		40 years		0 years		0 years
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	[21]	5 years		5 years		25 years
Unregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		17.20%		3.40%		3.40%
Unregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.80%		2.50%		2.60%
Unregulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.30%		2.30%		2.30%
Unregulated Operation [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		1.30%		0.00%		0.00%
Unregulated Operation [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		9.10%		2.70%		17.10%
Unregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 23.1		$ 23.3
Unregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		27.3		41.0
Unregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9.4		9.6
Unregulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5.9		5.2
Unregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 115.6		150.6
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		20 years
Unregulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life		3 years
Muskingum River Plant [Member]
Asset Retirement Obligations (ARO)
Liabilities Settled		$ (81.0)
Tanners Creek Plant Units 1 Through 4 [Member]
Asset Retirement Obligations (ARO)
Liabilities Settled		(61.0)
Tanners Creek Plant Units 1 Through 4 [Member] | Indiana Michigan Power Co [Member]
Asset Retirement Obligations (ARO)
Liabilities Settled		(61.0)
Reduction in ARO Liability due to the execution of a joint use agreement with a third party [Member]
Asset Retirement Obligations (ARO)
Revisions in Cash Flow Estimates		20.0
Generation and Marketing [Member]
Depreciation, Depletion and Amortization
Accumulated Depreciation		42.2		3,367.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		322.5		$ 4,094.3
Property, Plant and Equipment (Textuals) [Abstract]
Property, Plant and Equipment -Assets Held for Sale		$ 1,756.2

[1]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[2]	Includes ARO related to Sabine and DHLC.
[3]	Includes ARO related to asbestos removal.
[4]	Includes ARO related to ash disposal facilities.
[5]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.24 billion and $1.18 billion as of December 31, 2016 and 2015, respectively.
[6]	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.
[7]	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.
[8]	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.
[9]	In February 2017, AEP signed an agreement to purchase Dynegy Corporation’s ownership share of Conesville Generating Station, Unit 4. Simultaneously, AEP signed an agreement with Dynegy Corporation to sell AEP’s ownership share of the Wm. H. Zimmer Generating Station. The transactions are expected to close in the second quarter of 2017, subject to FERC approval and are not expected to have a material impact on net income, cash flows and financial condition.
[10]	Operated by AGR. See the “Impairments” section of Note 7.
[11]	Operated by Dayton Power & Light Company, a non-affiliated company. See the “Impairments” section of Note 7.
[12]	Operated by Dynegy Corporation, a non-affiliated company. See the “Impairments” section of Note 7.
[13]	Operated by CLECO, a non-affiliated company.
[14]	Operated by SWEPCo.
[15]	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.
[16]	Varying percentages of ownership.
[17]	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.
[18]	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.
[19]	Operated by I&M.
[20]	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.
[21]	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.